TAXES ON INCOME - Summary of Components of the Company's Deferred Tax Assets (Detail) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Deferred tax assets:
Net operating loss carryforward	$ 72,116	$ 37,819
Research and development costs carryforward	18,357	15,997
Accrued Expenses	725	446
Share-based compensation	20	23
Property and equipment	155	0
Other	3,925	3,348
Gross deferred tax assets	95,298	57,633
Valuation allowance	(95,264)	(57,621)
Deferred tax liabilities:
Property and equipment	0	(12)
Other	(34)	0
Total deferred tax liabilities	(34)	(12)
Net deferred tax	$ 0	$ 0